DEFERRED REVENUE (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Revenue from Contract with Customer [Abstract]
SCHEDULE OF DEFERRED REVENUE

	March 31,	December 31,
	2023	2022

Deferred revenue - beginning of year	$17,506	$63,009
Net change in time frame for a performance obligation (satisfied)/ to be satisfied	1,319	(45,503)
Deferred revenue - end of year	$18,825	$17,506

	December 31,	December 31,
	2022	2021

Deferred revenue - beginning of year	$63,009	$-
Net change in time frame for a performance obligation (satisfied)/ to be satisfied	(45,503)	63,009
Deferred revenue - end of year	$17,506	$63,009